Commitments and contingencies - Research and Development Tax Credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Other long-term liabilities	$ 5,588		$ 5,908
Research And Development Tax Credits [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Other long-term liabilities	3,000		$ 2,800
Gelesis
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Reduction to research and development expenses	100	$ 600
Other long-term liabilities	5,588	11,729
Gelesis | Research And Development Tax Credits [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Other long-term liabilities	$ 3,000	$ 3,100